SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
General And Administrative Expenses
Professional expense	$ 594,788	$ 135,471
Depreciation expense	26,890	218,460
Payroll expense	1,218,928	1,057,751
Staff welfare	39,306	5,561
Insurance expense	37,049	6,589
Auditor’s remuneration	250,096	234,000
Electricity & water	8,057	8,096
Motor expense	49,726	29,944
Sundry expenses	109,405	25,322
Travel expenses and entertainment	219,218	29,234
Bank charges	11,269	8,396
Reversal of expected credit loss	(86,285)	(35,838)
Office expense	62,360	43,703
Computer accessories	38,414	36,008
Repairs and maintenance	10,134	3,699
Exchange difference	24,508	1,987
General and administrative expenses	$ 2,613,863	$ 1,808,383